Fair value of financial instruments - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended		12 Months Ended	3 Months Ended			1 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Black Scholes [Member]	Mar. 31, 2013 Private Placement Warrants [Member]	Mar. 31, 2012 Private Placement Warrants [Member]	Mar. 31, 2013 Private Placement Warrants [Member] Black Scholes [Member]	Apr. 29, 2011 Private Placement [Member]	Dec. 31, 2012 Private Placement [Member]	Dec. 31, 2011 Private Placement [Member]	Dec. 31, 2011 Private Placement [Member] Reverse Split [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discounted valuation of warrant		15.00%	15.00%	15.00%	15.00%
Warrant sensitivity percentage								10.00%
Estimated fair value						$ 4,846,000	$ 593,000	$ 706,000
Estimated market value for the company's common stock per share			$ 16.18	$ 9.55
Warrants contractual term					3 years 3 months 29 days						4 years 3 months 29 days
Volatility factor					45.00%
Risk-free interest rate	0.92%				0.42%						0.60%
Dividend yield		0	0		0
Estimated change in private placement warrant's recorded liability										400,000
Percentage change in enterprise value					10.00%
Aggregate exercise price											$ 127,600,000
Exercise price per share												13.00
Anticipated volatility factor and zero dividend yield		55.00%	55.00%						50.00%		60.00%